Deferred Revenue (Tables)	12 Months Ended
Sep. 30, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	September 30	September 30
	2011	2012
Current	$1,194	$1,000
Long-term	4,917	3,917
	$6,111	$4,917